HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated October 9, 2009

To Fiduciary Shares Prospectus dated December 1, 2008,

as supplemented June 30, 2009

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 16, 2009, the co-portfolio managers of HighMark Core Equity Fund and HighMark Small Cap Advantage Fund are David J. Goerz, III and Derek Izuel. Richard Rocke no longer serves as a co-portfolio manager of these Funds. The Prospectus is hereby modified accordingly.

HMK-SK-074-0100

HIGH11970020

HighMark Funds

Equity Funds

Fixed Income Funds

Asset Allocation Funds

Supplement dated October 9, 2009

To Retail Shares Prospectus dated December 1, 2008,

as supplemented June 30, 2009

This Supplement provides new and additional information beyond the information already contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective September 16, 2009, the co-portfolio managers of HighMark Core Equity Fund and HighMark Small Cap Advantage Fund are David J. Goerz, III and Derek Izuel. Richard Rocke no longer serves as a co-portfolio manager of these Funds. The Prospectus is hereby modified accordingly.

HMK-SK-075-0100

HIGH11970010

HighMark Funds

Supplement dated October 9, 2009

To Statement of Additional Information dated December 1, 2008

This Supplement provides new and additional information beyond the information already contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective September 16, 2009, the co-portfolio managers of HighMark Core Equity Fund and HighMark Small Cap Advantage Fund are David J. Goerz, III and Derek Izuel. Richard Rocke no longer serves as a co-portfolio manager of these Funds. The Statement of Additional Information is hereby modified accordingly.

HMK-SK-082-0100